Income Taxes - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Income taxes
Profit (loss) before income taxes	R$ 67,918	R$ (173,657)	R$ 39,102
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%	34.00%
Expected income tax benefit (expense) at statutory rates	R$ 23,092	R$ (59,043)	R$ (13,295)
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees	11,684	7,542	139
Effect of presumed profit of subsidiaries		(3,266)	9,552
Permanent differences	5,839	22,648	(7,427)
Stock option	(93)	12,569	(6,986)
Deferred tax Atech	3,787
Other additions (exclusions), net	(8,307)	3,976	(4,305)
Income taxes - income (expense)	(28,429)	15,574	(22,322)
Current	(44,473)	(65,609)	(87,379)
Deferred	R$ 16,044	R$ 81,183	R$ 65,057
Effective rate	(41.90%)	(9.00%)	(57.10%)
Prior gross revenue used to calculate presumed profit income tax	R$ 78,000	R$ 78,000	R$ 78,000